Filed Pursuant to Rule 497(e)
1933 Act File No. 333-165633
1940 Act File No. 811-22397

IRONBRIDGE FUNDS, INC.

On behalf of IronBridge SMID Cap Fund, Inc., a series of IronBridge Funds, Inc. (the “Company”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated February 2, 2016, to the Prospectus for the IronBridge Funds, Inc., which was filed pursuant to Rule 497(e) on February 2, 2016.  The purpose of this filing is to submit the 497(e) filing dated February 2, 2016 in XBRL for the applicable IronBridge Fund.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE